Schedule III Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at beginning of year	$ 3,964,561		$ 3,310,152	$ 3,177,010
Improvements	68,338		51,101	79,094
Acquisition of real estate	103,300		387,300	16,000
Development of real estate	195,634		216,008	74,590
Disposition of real estate	(18,769)		0	(36,542)
Balance at the end of year	4,313,064		3,964,561	3,310,152
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at beginning of year	775,553		646,686	537,248
Depreciation expense - Acquisitions	1,279		2,505	18
Depreciation expense - Discontinued operations	315		0	495
Depreciation and amortization expense - Rental properties	148,337		126,362	116,762
Dispositions	(5,458)		0	(7,837)
Balance at the end of year	920,026		775,553	646,686
Subtotal 4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Units	27,231
Encumbrance	1,729,822
Initial cost [Abstract]
Land	835,224
Buildings and improvements	2,670,710
Costs capitalized subsequent to acquisition	727,468
Gross amount carried at close of period [Abstract]
Land and improvements	837,738
Buildings and improvements	3,395,662
Total	4,233,399	[1]
Accumulated depreciation	904,125
Lives , maximum (in years)	30
Subtotal 5 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	1,745,858
Initial cost [Abstract]
Land	881,515
Buildings and improvements	2,711,701
Costs capitalized subsequent to acquisition	764,137
Gross amount carried at close of period [Abstract]
Land and improvements	904,947
Buildings and improvements	3,452,403
Total	4,357,351	[1]
Accumulated depreciation	920,026
Encumbered Apartment Communities [Member] | Subtotal 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	250,000
Initial cost [Abstract]
Land	64,781
Buildings and improvements	204,147
Costs capitalized subsequent to acquisition	39,197
Gross amount carried at close of period [Abstract]
Land and improvements	66,048
Buildings and improvements	242,077
Total	308,125	[1]
Accumulated depreciation	93,153
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | Subtotal 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	207,215
Initial cost [Abstract]
Land	32,538
Buildings and improvements	117,954
Costs capitalized subsequent to acquisition	46,827
Gross amount carried at close of period [Abstract]
Land and improvements	36,297
Buildings and improvements	161,023
Total	197,319	[1]
Accumulated depreciation	60,243
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | Subtotal 3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	1,729,822
Initial cost [Abstract]
Land	442,136
Buildings and improvements	1,391,045
Costs capitalized subsequent to acquisition	398,437
Gross amount carried at close of period [Abstract]
Land and improvements	459,768
Buildings and improvements	1,771,849
Total	2,231,617	[1]
Accumulated depreciation	557,187
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Brookside Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Brookside Oaks
Units	170
Location	Sunnyvale, CA
Encumbrance	20,277
Initial cost [Abstract]
Land	7,301
Buildings and improvements	16,310
Costs capitalized subsequent to acquisition	19,168
Gross amount carried at close of period [Abstract]
Land and improvements	10,328
Buildings and improvements	32,451
Total	42,779	[1]
Accumulated depreciation	9,673
Date of construction	1973
Date acquired	06/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Montclaire, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Montclaire, The
Units	390
Location	Sunnyvale, CA
Encumbrance	47,934
Initial cost [Abstract]
Land	4,842
Buildings and improvements	19,776
Costs capitalized subsequent to acquisition	19,287
Gross amount carried at close of period [Abstract]
Land and improvements	4,997
Buildings and improvements	38,908
Total	43,905	[1]
Accumulated depreciation	24,654
Date of construction	1973
Date acquired	12/88
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Summerhill Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Summerhill Park
Units	100
Location	Sunnyvale, CA
Encumbrance	13,971
Initial cost [Abstract]
Land	2,654
Buildings and improvements	4,918
Costs capitalized subsequent to acquisition	956
Gross amount carried at close of period [Abstract]
Land and improvements	2,656
Buildings and improvements	5,872
Total	8,528	[1]
Accumulated depreciation	4,253
Date of construction	1988
Date acquired	09/88
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Magnolia Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Magnolia Square
Units	156
Location	Sunnyvale, CA
Encumbrance	18,589
Initial cost [Abstract]
Land	8,190
Buildings and improvements	19,306
Costs capitalized subsequent to acquisition	8,465
Gross amount carried at close of period [Abstract]
Land and improvements	8,191
Buildings and improvements	27,770
Total	35,961	[1]
Accumulated depreciation	3,427
Date of construction	1969
Date acquired	09/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Belmont Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Belmont Station
Units	275
Location	Los Angeles, CA
Encumbrance	30,045
Initial cost [Abstract]
Land	8,100
Buildings and improvements	66,666
Costs capitalized subsequent to acquisition	2,645
Gross amount carried at close of period [Abstract]
Land and improvements	8,267
Buildings and improvements	69,144
Total	77,411	[1]
Accumulated depreciation	10,007
Date of construction	2008
Date acquired	12/08
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Kings Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Kings Road
Units	196
Location	Los Angeles, CA
Encumbrance	29,863
Initial cost [Abstract]
Land	4,023
Buildings and improvements	9,527
Costs capitalized subsequent to acquisition	7,148
Gross amount carried at close of period [Abstract]
Land and improvements	4,031
Buildings and improvements	16,667
Total	20,698	[1]
Accumulated depreciation	6,856
Date of construction	1979
Date acquired	06/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Miracle Mile (Park Place/Windsor Cout/Cochran) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Miracle Mile (Park Place/Windsor Cout/Cochran)
Units	176
Location	Los Angeles, CA
Encumbrance	20,299
Initial cost [Abstract]
Land	4,965
Buildings and improvements	11,806
Costs capitalized subsequent to acquisition	7,613
Gross amount carried at close of period [Abstract]
Land and improvements	5,015
Buildings and improvements	19,369
Total	24,384	[1]
Accumulated depreciation	9,093
Date of construction	1988
Date acquired	08/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Simi Valley [Member] | Hidden Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hidden Valley
Units	324
Location	Simi Valley, CA
Encumbrance	31,180
Initial cost [Abstract]
Land	14,174
Buildings and improvements	34,065
Costs capitalized subsequent to acquisition	1,155
Gross amount carried at close of period [Abstract]
Land and improvements	11,663
Buildings and improvements	37,731
Total	49,394	[1]
Accumulated depreciation	9,383
Date of construction	2004
Date acquired	12/04
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Jose [Member] | Carlyle, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Carlyle, The
Units	132
Location	San Jose, CA
Encumbrance	18,936
Initial cost [Abstract]
Land	3,954
Buildings and improvements	15,277
Costs capitalized subsequent to acquisition	9,718
Gross amount carried at close of period [Abstract]
Land and improvements	5,801
Buildings and improvements	23,148
Total	28,949	[1]
Accumulated depreciation	8,372
Date of construction	2000
Date acquired	04/00
Lives, minimum (in years)	3
Encumbered Apartment Communities [Member] | CA [Member] | San Jose [Member] | Bella Villagio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bella Villagio
Units	231
Location	San Jose, CA
Encumbrance	38,834
Initial cost [Abstract]
Land	17,247
Buildings and improvements	40,343
Costs capitalized subsequent to acquisition	1,295
Gross amount carried at close of period [Abstract]
Land and improvements	17,247
Buildings and improvements	41,638
Total	58,885	[1]
Accumulated depreciation	1,802
Date of construction	2004
Date acquired	09/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Jose [Member] | Esplanade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Esplanade
Units	278
Location	San Jose, CA
Encumbrance	45,836
Initial cost [Abstract]
Land	18,170
Buildings and improvements	40,086
Costs capitalized subsequent to acquisition	5,065
Gross amount carried at close of period [Abstract]
Land and improvements	18,429
Buildings and improvements	44,892
Total	63,321	[1]
Accumulated depreciation	11,393
Date of construction	2002
Date acquired	11/04
Lives, minimum (in years)	3
Encumbered Apartment Communities [Member] | CA [Member] | San Jose [Member] | 101 San Fernando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	101 San Fernando
Units	323
Location	San Jose, CA
Encumbrance	35,261
Initial cost [Abstract]
Land	4,173
Buildings and improvements	58,961
Costs capitalized subsequent to acquisition	2,332
Gross amount carried at close of period [Abstract]
Land and improvements	4,173
Buildings and improvements	61,293
Total	65,466	[1]
Accumulated depreciation	3,059
Date of construction	2001
Date acquired	07/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Jose [Member] | Waterford, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Waterford, The
Units	238
Location	San Jose, CA
Encumbrance	31,975
Initial cost [Abstract]
Land	11,808
Buildings and improvements	24,500
Costs capitalized subsequent to acquisition	12,053
Gross amount carried at close of period [Abstract]
Land and improvements	15,165
Buildings and improvements	33,195
Total	48,361	[1]
Accumulated depreciation	12,433
Date of construction	2000
Date acquired	06/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Hayward [Member] | City View [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	City View
Units	560
Location	Hayward, CA
Encumbrance	64,254
Initial cost [Abstract]
Land	9,883
Buildings and improvements	37,670
Costs capitalized subsequent to acquisition	20,103
Gross amount carried at close of period [Abstract]
Land and improvements	10,350
Buildings and improvements	57,306
Total	67,656	[1]
Accumulated depreciation	25,819
Date of construction	1975
Date acquired	03/98
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | La Habra [Member] | Hillsborough Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hillsborough Park
Units	235
Location	La Habra, CA
Encumbrance	38,566
Initial cost [Abstract]
Land	6,291
Buildings and improvements	15,455
Costs capitalized subsequent to acquisition	1,029
Gross amount carried at close of period [Abstract]
Land and improvements	6,272
Buildings and improvements	16,503
Total	22,775	[1]
Accumulated depreciation	6,820
Date of construction	1999
Date acquired	09/99
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Garden Grove [Member] | Montejo [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Montejo
Units	124
Location	Garden Grove, CA
Encumbrance	13,538
Initial cost [Abstract]
Land	1,925
Buildings and improvements	7,685
Costs capitalized subsequent to acquisition	2,030
Gross amount carried at close of period [Abstract]
Land and improvements	2,194
Buildings and improvements	9,445
Total	11,640	[1]
Accumulated depreciation	3,351
Date of construction	1974
Date acquired	11/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Santa Ana [Member] | Treehouse [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Treehouse
Units	164
Location	Santa Ana, CA
Encumbrance	17,568
Initial cost [Abstract]
Land	2,626
Buildings and improvements	10,485
Costs capitalized subsequent to acquisition	3,863
Gross amount carried at close of period [Abstract]
Land and improvements	2,957
Buildings and improvements	14,017
Total	16,974	[1]
Accumulated depreciation	4,371
Date of construction	1970
Date acquired	11/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Santa Ana [Member] | Brentwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Brentwood
Units	140
Location	Santa Ana, CA
Encumbrance	19,603
Initial cost [Abstract]
Land	2,833
Buildings and improvements	11,303
Costs capitalized subsequent to acquisition	5,282
Gross amount carried at close of period [Abstract]
Land and improvements	3,502
Buildings and improvements	15,916
Total	19,418	[1]
Accumulated depreciation	5,049
Date of construction	1970
Date acquired	11/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Fountain Valley [Member] | Valley Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Valley Park
Units	160
Location	Fountain Valley, CA
Encumbrance	22,983
Initial cost [Abstract]
Land	3,361
Buildings and improvements	13,420
Costs capitalized subsequent to acquisition	3,123
Gross amount carried at close of period [Abstract]
Land and improvements	3,761
Buildings and improvements	16,143
Total	19,904	[1]
Accumulated depreciation	5,481
Date of construction	1969
Date acquired	11/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Placentia [Member] | Villa Angelina [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Villa Angelina
Units	256
Location	Placentia, CA
Encumbrance	28,020
Initial cost [Abstract]
Land	4,498
Buildings and improvements	17,962
Costs capitalized subsequent to acquisition	3,101
Gross amount carried at close of period [Abstract]
Land and improvements	4,962
Buildings and improvements	20,599
Total	25,561	[1]
Accumulated depreciation	6,910
Date of construction	1970
Date acquired	11/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Alpine [Member] | Alpine Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Alpine Village
Units	306
Location	Alpine, CA
Encumbrance	15,690
Initial cost [Abstract]
Land	4,967
Buildings and improvements	19,728
Costs capitalized subsequent to acquisition	3,061
Gross amount carried at close of period [Abstract]
Land and improvements	4,982
Buildings and improvements	22,775
Total	27,756	[1]
Accumulated depreciation	7,170
Date of construction	1971
Date acquired	12/02
Lives, minimum (in years)	3
Encumbered Apartment Communities [Member] | CA [Member] | Woodland Hills [Member] | Avondale at Warner Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Avondale at Warner Center
Units	446
Location	Woodland Hills, CA
Encumbrance	47,396
Initial cost [Abstract]
Land	10,536
Buildings and improvements	24,522
Costs capitalized subsequent to acquisition	13,764
Gross amount carried at close of period [Abstract]
Land and improvements	10,601
Buildings and improvements	38,221
Total	48,822	[1]
Accumulated depreciation	17,483
Date of construction	1970
Date acquired	01/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Newark [Member] | Bridgeport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bridgeport
Units	184
Location	Newark, CA
Encumbrance	22,051
Initial cost [Abstract]
Land	1,608
Buildings and improvements	7,582
Costs capitalized subsequent to acquisition	5,606
Gross amount carried at close of period [Abstract]
Land and improvements	1,525
Buildings and improvements	13,270
Total	14,796	[1]
Accumulated depreciation	8,870
Date of construction	1987
Date acquired	07/87
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Anaheim [Member] | Barkley, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Barkley, The	[2]
Units	161	[2]
Location	Anaheim, CA	[2]
Encumbrance	17,015	[2]
Initial cost [Abstract]
Land	0	[2]
Buildings and improvements	8,520	[2]
Costs capitalized subsequent to acquisition	4,229	[2]
Gross amount carried at close of period [Abstract]
Land and improvements	2,353	[2]
Buildings and improvements	10,396	[2]
Total	12,749	[1],[2]
Accumulated depreciation	3,975	[2]
Date of construction	1984	[3]
Date acquired	04/00	[3]
Lives, minimum (in years)	3	[2]
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Ramon [Member] | Bel Air [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bel Air
Units	462
Location	San Ramon, CA
Encumbrance	56,759
Initial cost [Abstract]
Land	12,105
Buildings and improvements	18,252
Costs capitalized subsequent to acquisition	19,590
Gross amount carried at close of period [Abstract]
Land and improvements	12,682
Buildings and improvements	37,265
Total	49,947	[1]
Accumulated depreciation	17,133
Date of construction	1988
Date acquired	01/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Ramon [Member] | Canyon Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Canyon Oaks
Units	250
Location	San Ramon, CA
Encumbrance	29,389
Initial cost [Abstract]
Land	19,088
Buildings and improvements	44,473
Costs capitalized subsequent to acquisition	1,029
Gross amount carried at close of period [Abstract]
Land and improvements	19,088
Buildings and improvements	45,501
Total	64,590	[1]
Accumulated depreciation	7,191
Date of construction	2005
Date acquired	05/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Ramon [Member] | Mill Creek at Windermere [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mill Creek at Windermere
Units	400
Location	San Ramon, CA
Encumbrance	50,787
Initial cost [Abstract]
Land	29,551
Buildings and improvements	69,032
Costs capitalized subsequent to acquisition	1,242
Gross amount carried at close of period [Abstract]
Land and improvements	29,551
Buildings and improvements	70,274
Total	99,825	[1]
Accumulated depreciation	10,199
Date of construction	2005
Date acquired	09/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Seattle [Member] | The Bernard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	The Bernard
Units	63
Location	Seattle, CA
Encumbrance	10,344
Initial cost [Abstract]
Land	3,699
Buildings and improvements	11,345
Costs capitalized subsequent to acquisition	5
Gross amount carried at close of period [Abstract]
Land and improvements	3,699
Buildings and improvements	11,350
Total	15,049
Accumulated depreciation	108
Date of construction	2008
Date acquired	09/11
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Camarillo [Member] | Camarillo Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Camarillo Oaks
Units	564
Location	Camarillo, CA
Encumbrance	48,622
Initial cost [Abstract]
Land	10,953
Buildings and improvements	25,254
Costs capitalized subsequent to acquisition	2,362
Gross amount carried at close of period [Abstract]
Land and improvements	11,075
Buildings and improvements	27,494
Total	38,569	[1]
Accumulated depreciation	14,171
Date of construction	1985
Date acquired	07/96
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Camarillo [Member] | Camino Ruiz Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Camino Ruiz Square
Units	160
Location	Camarillo, CA
Encumbrance	21,110
Initial cost [Abstract]
Land	6,871
Buildings and improvements	26,119
Costs capitalized subsequent to acquisition	685
Gross amount carried at close of period [Abstract]
Land and improvements	6,931
Buildings and improvements	26,744
Total	33,675	[1]
Accumulated depreciation	4,555
Date of construction	1990
Date acquired	12/06
Lives, minimum (in years)	3
Encumbered Apartment Communities [Member] | CA [Member] | Fullerton [Member] | Capri at Sunny Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Capri at Sunny Hills
Units	100
Location	Fullerton, CA
Encumbrance	18,132
Initial cost [Abstract]
Land	3,337
Buildings and improvements	13,320
Costs capitalized subsequent to acquisition	5,638
Gross amount carried at close of period [Abstract]
Land and improvements	4,048
Buildings and improvements	18,248
Total	22,295	[1]
Accumulated depreciation	6,026
Date of construction	1961
Date acquired	09/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Fullerton [Member] | Wilshire Promenade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wilshire Promenade
Units	149
Location	Fullerton, CA
Encumbrance	18,560
Initial cost [Abstract]
Land	3,118
Buildings and improvements	7,385
Costs capitalized subsequent to acquisition	6,395
Gross amount carried at close of period [Abstract]
Land and improvements	3,797
Buildings and improvements	13,101
Total	16,898	[1]
Accumulated depreciation	5,288
Date of construction	1992
Date acquired	01/97
Lives, minimum (in years)	30
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Studio City [Member] | Coldwater Canyon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Coldwater Canyon
Units	39
Location	Studio City, CA
Encumbrance	5,623
Initial cost [Abstract]
Land	1,674
Buildings and improvements	6,640
Costs capitalized subsequent to acquisition	1,107
Gross amount carried at close of period [Abstract]
Land and improvements	1,676
Buildings and improvements	7,746
Total	9,421	[1]
Accumulated depreciation	1,589
Date of construction	1979
Date acquired	05/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Hemet [Member] | Devonshire [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Devonshire
Units	276
Location	Hemet, CA
Encumbrance	10,216
Initial cost [Abstract]
Land	3,470
Buildings and improvements	13,786
Costs capitalized subsequent to acquisition	1,981
Gross amount carried at close of period [Abstract]
Land and improvements	3,482
Buildings and improvements	15,755
Total	19,237	[1]
Accumulated depreciation	5,080
Date of construction	1988
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Playa Vista [Member] | Fountain Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fountain Park
Units	705
Location	Playa Vista, CA
Encumbrance	97,747
Initial cost [Abstract]
Land	25,073
Buildings and improvements	94,980
Costs capitalized subsequent to acquisition	20,409
Gross amount carried at close of period [Abstract]
Land and improvements	25,203
Buildings and improvements	115,259
Total	140,462	[1]
Accumulated depreciation	31,693
Date of construction	2002
Date acquired	02/04
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Santa Rosa [Member] | Harvest Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Harvest Park
Units	104
Location	Santa Rosa, CA
Encumbrance	10,895
Initial cost [Abstract]
Land	6,700
Buildings and improvements	15,479
Costs capitalized subsequent to acquisition	720
Gross amount carried at close of period [Abstract]
Land and improvements	6,690
Buildings and improvements	16,209
Total	22,899	[1]
Accumulated depreciation	2,769
Date of construction	2004
Date acquired	03/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Glendale [Member] | Hampton Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hampton Place
Units	132
Location	Glendale, CA
Encumbrance	21,602
Initial cost [Abstract]
Land	4,288
Buildings and improvements	11,081
Costs capitalized subsequent to acquisition	3,034
Gross amount carried at close of period [Abstract]
Land and improvements	4,307
Buildings and improvements	14,095
Total	18,403	[1]
Accumulated depreciation	5,901
Date of construction	1970
Date acquired	06/99
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Rancho Palos Verdes [Member] | Highridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Highridge
Units	255
Location	Rancho Palos Verdes, CA
Encumbrance	44,807
Initial cost [Abstract]
Land	5,419
Buildings and improvements	18,347
Costs capitalized subsequent to acquisition	20,037
Gross amount carried at close of period [Abstract]
Land and improvements	6,073
Buildings and improvements	37,730
Total	43,803	[1]
Accumulated depreciation	14,420
Date of construction	1972
Date acquired	05/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Issaquah [Member] | Park Hill at Issaquah [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Park Hill at Issaquah
Units	245
Location	Issaquah, CA
Encumbrance	29,956
Initial cost [Abstract]
Land	7,284
Buildings and improvements	21,937
Costs capitalized subsequent to acquisition	1,488
Gross amount carried at close of period [Abstract]
Land and improvements	7,284
Buildings and improvements	23,425
Total	30,709	[1]
Accumulated depreciation	5,965
Date of construction	1999
Date acquired	02/99
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Newbury Park [Member] | Hillcrest Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hillcrest Park
Units	608
Location	Newbury Park, CA
Encumbrance	70,707
Initial cost [Abstract]
Land	15,318
Buildings and improvements	40,601
Costs capitalized subsequent to acquisition	12,920
Gross amount carried at close of period [Abstract]
Land and improvements	15,755
Buildings and improvements	53,084
Total	68,839	[1]
Accumulated depreciation	23,030
Date of construction	1973
Date acquired	03/98
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Huntington Beach [Member] | Huntington Breakers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Huntington Breakers
Units	342
Location	Huntington Beach, CA
Encumbrance	39,321
Initial cost [Abstract]
Land	9,306
Buildings and improvements	22,720
Costs capitalized subsequent to acquisition	4,601
Gross amount carried at close of period [Abstract]
Land and improvements	9,315
Buildings and improvements	27,312
Total	36,627	[1]
Accumulated depreciation	12,592
Date of construction	1984
Date acquired	10/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Santa Clara [Member] | Le Parc Luxury Apartments [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Le Parc Luxury Apartments
Units	140
Location	Santa Clara, CA
Encumbrance	12,678
Initial cost [Abstract]
Land	3,090
Buildings and improvements	7,421
Costs capitalized subsequent to acquisition	10,705
Gross amount carried at close of period [Abstract]
Land and improvements	3,092
Buildings and improvements	18,123
Total	21,216	[1]
Accumulated depreciation	7,834
Date of construction	1975
Date acquired	02/94
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Long Beach [Member] | Marbrisa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Marbrisa
Units	202
Location	Long Beach, CA
Encumbrance	19,391
Initial cost [Abstract]
Land	4,700
Buildings and improvements	18,605
Costs capitalized subsequent to acquisition	2,026
Gross amount carried at close of period [Abstract]
Land and improvements	4,760
Buildings and improvements	20,571
Total	25,331	[1]
Accumulated depreciation	6,506
Date of construction	1987
Date acquired	09/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Long Beach [Member] | Pathways [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pathways
Units	296
Location	Long Beach, CA
Encumbrance	38,747
Initial cost [Abstract]
Land	4,083
Buildings and improvements	16,757
Costs capitalized subsequent to acquisition	17,417
Gross amount carried at close of period [Abstract]
Land and improvements	6,239
Buildings and improvements	32,019
Total	38,257	[1]
Accumulated depreciation	18,707
Date of construction	1975
Date acquired	02/91
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Marina Del Rey [Member] | Mirabella [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mirabella
Units	188
Location	Marina Del Rey, CA
Encumbrance	47,154
Initial cost [Abstract]
Land	6,180
Buildings and improvements	26,673
Costs capitalized subsequent to acquisition	12,221
Gross amount carried at close of period [Abstract]
Land and improvements	6,270
Buildings and improvements	38,803
Total	45,074	[1]
Accumulated depreciation	12,680
Date of construction	2000
Date acquired	05/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Oxnard [Member] | Monterey Villas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Monterey Villas
Units	122
Location	Oxnard, CA
Encumbrance	12,776
Initial cost [Abstract]
Land	2,349
Buildings and improvements	5,579
Costs capitalized subsequent to acquisition	4,424
Gross amount carried at close of period [Abstract]
Land and improvements	2,424
Buildings and improvements	9,929
Total	12,352	[1]
Accumulated depreciation	4,209
Date of construction	1974
Date acquired	07/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Oxnard [Member] | Tierra Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Tierra Vista
Units	404
Location	Oxnard, CA
Encumbrance	58,462
Initial cost [Abstract]
Land	13,652
Buildings and improvements	53,336
Costs capitalized subsequent to acquisition	1,836
Gross amount carried at close of period [Abstract]
Land and improvements	13,661
Buildings and improvements	55,164
Total	68,824	[1]
Accumulated depreciation	14,308
Date of construction	2001
Date acquired	01/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Cupertino [Member] | Pointe at Cupertino, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pointe at Cupertino, The
Units	116
Location	Cupertino, CA
Encumbrance	12,173
Initial cost [Abstract]
Land	4,505
Buildings and improvements	17,605
Costs capitalized subsequent to acquisition	7,383
Gross amount carried at close of period [Abstract]
Land and improvements	4,505
Buildings and improvements	24,988
Total	29,493	[1]
Accumulated depreciation	5,141
Date of construction	1963
Date acquired	08/98
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Fremont [Member] | Stevenson Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Stevenson Place
Units	200
Location	Fremont, CA
Encumbrance	22,320
Initial cost [Abstract]
Land	996
Buildings and improvements	5,582
Costs capitalized subsequent to acquisition	6,594
Gross amount carried at close of period [Abstract]
Land and improvements	1,001
Buildings and improvements	12,171
Total	13,172	[1]
Accumulated depreciation	8,074
Date of construction	1971
Date acquired	04/83
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | San Diego [Member] | Summit Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Summit Park
Units	300
Location	San Diego, CA
Encumbrance	19,457
Initial cost [Abstract]
Land	5,959
Buildings and improvements	23,670
Costs capitalized subsequent to acquisition	2,984
Gross amount carried at close of period [Abstract]
Land and improvements	5,977
Buildings and improvements	26,636
Total	32,613	[1]
Accumulated depreciation	8,564
Date of construction	1972
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | CA [Member] | Tiburon [Member] | Vista Belvedere [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Vista Belvedere
Units	76
Location	Tiburon, CA
Encumbrance	10,499
Initial cost [Abstract]
Land	5,573
Buildings and improvements	11,901
Costs capitalized subsequent to acquisition	3,445
Gross amount carried at close of period [Abstract]
Land and improvements	5,573
Buildings and improvements	15,346
Total	20,919	[1]
Accumulated depreciation	4,457
Date of construction	1963
Date acquired	08/04
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Renton [Member] | Brighton Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Brighton Ridge
Units	264
Location	Renton, WA
Encumbrance	14,948
Initial cost [Abstract]
Land	2,623
Buildings and improvements	10,800
Costs capitalized subsequent to acquisition	2,561
Gross amount carried at close of period [Abstract]
Land and improvements	2,656
Buildings and improvements	13,327
Total	15,984	[1]
Accumulated depreciation	6,654
Date of construction	1986
Date acquired	12/96
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Renton [Member] | Fairwood Pond [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fairwood Pond
Units	194
Location	Renton, WA
Encumbrance	13,574
Initial cost [Abstract]
Land	5,296
Buildings and improvements	15,564
Costs capitalized subsequent to acquisition	1,783
Gross amount carried at close of period [Abstract]
Land and improvements	5,297
Buildings and improvements	17,345
Total	22,643	[1]
Accumulated depreciation	4,511
Date of construction	1997
Date acquired	10/04
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Mukilteo [Member] | Anchor Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Anchor Village
Units	301
Location	Mukilteo, WA
Encumbrance	10,750
Initial cost [Abstract]
Land	2,498
Buildings and improvements	10,595
Costs capitalized subsequent to acquisition	10,541
Gross amount carried at close of period [Abstract]
Land and improvements	2,824
Buildings and improvements	20,810
Total	23,634	[1]
Accumulated depreciation	8,070
Date of construction	1981
Date acquired	01/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Seattle [Member] | Wharfside Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wharfside Pointe
Units	142
Location	Seattle, WA
Encumbrance	7,277
Initial cost [Abstract]
Land	2,245
Buildings and improvements	7,020
Costs capitalized subsequent to acquisition	5,530
Gross amount carried at close of period [Abstract]
Land and improvements	2,258
Buildings and improvements	12,538
Total	14,795	[1]
Accumulated depreciation	6,155
Date of construction	1990
Date acquired	06/94
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Bothell [Member] | Canyon Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Canyon Pointe
Units	250
Location	Bothell, WA
Encumbrance	14,689
Initial cost [Abstract]
Land	4,692
Buildings and improvements	18,288
Costs capitalized subsequent to acquisition	3,116
Gross amount carried at close of period [Abstract]
Land and improvements	4,693
Buildings and improvements	21,403
Total	26,096	[1]
Accumulated depreciation	6,118
Date of construction	1990
Date acquired	10/03
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Bothell [Member] | Inglenook Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Inglenook Court
Units	224
Location	Bothell, WA
Encumbrance	8,300
Initial cost [Abstract]
Land	3,467
Buildings and improvements	7,881
Costs capitalized subsequent to acquisition	5,251
Gross amount carried at close of period [Abstract]
Land and improvements	3,474
Buildings and improvements	13,125
Total	16,599	[1]
Accumulated depreciation	7,262
Date of construction	1985
Date acquired	10/94
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Bothell [Member] | Stonehedge Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Stonehedge Village
Units	196
Location	Bothell, WA
Encumbrance	12,907
Initial cost [Abstract]
Land	3,167
Buildings and improvements	12,603
Costs capitalized subsequent to acquisition	3,501
Gross amount carried at close of period [Abstract]
Land and improvements	3,201
Buildings and improvements	16,070
Total	19,271	[1]
Accumulated depreciation	7,642
Date of construction	1986
Date acquired	10/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Courtyard off Main [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Courtyard off Main
Units	109
Location	Bellevue, WA
Encumbrance	16,491
Initial cost [Abstract]
Land	7,465
Buildings and improvements	21,405
Costs capitalized subsequent to acquisition	1,265
Gross amount carried at close of period [Abstract]
Land and improvements	7,465
Buildings and improvements	22,670
Total	30,135	[1]
Accumulated depreciation	924
Date of construction	2000
Date acquired	10/10
Lives, minimum (in years)	3
Encumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Emerald Ridge - North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Emerald Ridge - North
Units	180
Location	Bellevue, WA
Encumbrance	9,967
Initial cost [Abstract]
Land	3,449
Buildings and improvements	7,801
Costs capitalized subsequent to acquisition	2,592
Gross amount carried at close of period [Abstract]
Land and improvements	3,449
Buildings and improvements	10,393
Total	13,842	[1]
Accumulated depreciation	6,101
Date of construction	1987
Date acquired	11/94
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Palisades, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Palisades, The
Units	192
Location	Bellevue, WA
Encumbrance	21,596
Initial cost [Abstract]
Land	1,560
Buildings and improvements	6,242
Costs capitalized subsequent to acquisition	9,390
Gross amount carried at close of period [Abstract]
Land and improvements	1,565
Buildings and improvements	15,627
Total	17,192	[1]
Accumulated depreciation	9,084
Date of construction	1977
Date acquired	05/90
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Sammamish View [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Sammamish View
Units	153
Location	Bellevue, WA
Encumbrance	10,020
Initial cost [Abstract]
Land	3,324
Buildings and improvements	7,501
Costs capitalized subsequent to acquisition	5,256
Gross amount carried at close of period [Abstract]
Land and improvements	3,331
Buildings and improvements	12,749
Total	16,081	[1]
Accumulated depreciation	7,296
Date of construction	1986
Date acquired	11/94
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Redmond [Member] | Elevation (Eagle Rim) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Elevation (Eagle Rim)
Units	157
Location	Redmond, WA
Encumbrance	12,087
Initial cost [Abstract]
Land	4,758
Buildings and improvements	14,285
Costs capitalized subsequent to acquisition	3,840
Gross amount carried at close of period [Abstract]
Land and improvements	4,757
Buildings and improvements	18,125
Total	22,882	[1]
Accumulated depreciation	1,077
Date of construction	1986
Date acquired	06/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Kirkland [Member] | Evergreen Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Evergreen Heights
Units	200
Location	Kirkland, WA
Encumbrance	10,143
Initial cost [Abstract]
Land	3,566
Buildings and improvements	13,395
Costs capitalized subsequent to acquisition	2,704
Gross amount carried at close of period [Abstract]
Land and improvements	3,649
Buildings and improvements	16,016
Total	19,665	[1]
Accumulated depreciation	7,619
Date of construction	1990
Date acquired	06/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Issaquah [Member] | Highlands at Wynhaven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Highlands at Wynhaven
Units	333
Location	Issaquah, WA
Encumbrance	33,859
Initial cost [Abstract]
Land	16,271
Buildings and improvements	48,932
Costs capitalized subsequent to acquisition	3,595
Gross amount carried at close of period [Abstract]
Land and improvements	16,271
Buildings and improvements	52,527
Total	68,798	[1]
Accumulated depreciation	6,280
Date of construction	2000
Date acquired	08/08
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Encumbered Apartment Communities [Member] | WA [Member] | Kent [Member] | Wandering Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wandering Creek
Units	156
Location	Kent, WA
Encumbrance	5,300
Initial cost [Abstract]
Land	1,285
Buildings and improvements	4,980
Costs capitalized subsequent to acquisition	3,144
Gross amount carried at close of period [Abstract]
Land and improvements	1,296
Buildings and improvements	8,113
Total	9,409	[1]
Accumulated depreciation	4,499
Date of construction	1986
Date acquired	11/95
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Bonita [Member] | Bonita Cedars [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bonita Cedars
Units	120
Location	Bonita, CA
Initial cost [Abstract]
Land	2,496
Buildings and improvements	9,913
Costs capitalized subsequent to acquisition	1,419
Gross amount carried at close of period [Abstract]
Land and improvements	2,503
Buildings and improvements	11,324
Total	13,828	[1]
Accumulated depreciation	3,643
Date of construction	1983
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Bristol Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bristol Commons
Units	188
Location	Sunnyvale, CA
Initial cost [Abstract]
Land	5,278
Buildings and improvements	11,853
Costs capitalized subsequent to acquisition	1,537
Gross amount carried at close of period [Abstract]
Land and improvements	5,293
Buildings and improvements	13,375
Total	18,668	[1]
Accumulated depreciation	6,789
Date of construction	1989
Date acquired	01/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Windsor Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Windsor Ridge
Units	216
Location	Sunnyvale, CA
Initial cost [Abstract]
Land	4,017
Buildings and improvements	10,315
Costs capitalized subsequent to acquisition	4,342
Gross amount carried at close of period [Abstract]
Land and improvements	4,021
Buildings and improvements	14,653
Total	18,674	[1]
Accumulated depreciation	10,382
Date of construction	1989
Date acquired	03/89
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Magnolia Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Magnolia Lane	[4]
Units	32	[4]
Location	Sunnyvale, CA	[4]
Initial cost [Abstract]
Land	0	[4]
Buildings and improvements	5,430	[4]
Costs capitalized subsequent to acquisition	173	[4]
Gross amount carried at close of period [Abstract]
Land and improvements	0	[4]
Buildings and improvements	5,603	[4]
Total	5,603	[1],[4]
Accumulated depreciation	871	[4]
Date of construction	2001	[5]
Date acquired	06/07	[5]
Lives, minimum (in years)	3	[4]
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Sunnyvale [Member] | Via [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Via	[6]
Units	284	[6]
Location	Sunnyvale, CA	[6]
Initial cost [Abstract]
Land	22,000	[6]
Buildings and improvements	0	[6]
Costs capitalized subsequent to acquisition	82,270	[6]
Gross amount carried at close of period [Abstract]
Land and improvements	22,016	[6]
Buildings and improvements	82,254	[6]
Total	104,270	[1],[6]
Accumulated depreciation	1,051	[6]
Date of construction	07/09
Date acquired	04/08
Lives, minimum (in years)	3	[6]
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Bunker Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bunker Hill
Units	456
Location	Los Angeles, CA
Initial cost [Abstract]
Land	11,498
Buildings and improvements	27,871
Costs capitalized subsequent to acquisition	3,632
Gross amount carried at close of period [Abstract]
Land and improvements	11,639
Buildings and improvements	31,362
Total	43,001	[1]
Accumulated depreciation	14,263
Date of construction	1968
Date acquired	03/98
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Marbella, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Marbella, The
Units	60
Location	Los Angeles, CA
Initial cost [Abstract]
Land	2,826
Buildings and improvements	11,269
Costs capitalized subsequent to acquisition	2,870
Gross amount carried at close of period [Abstract]
Land and improvements	2,871
Buildings and improvements	14,094
Total	16,965	[1]
Accumulated depreciation	3,874
Date of construction	1991
Date acquired	09/05
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Santee Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Santee Court
Units	165
Location	Los Angeles, CA
Initial cost [Abstract]
Land	6,177
Buildings and improvements	24,716
Costs capitalized subsequent to acquisition	518
Gross amount carried at close of period [Abstract]
Land and improvements	6,177
Buildings and improvements	25,233
Total	31,411	[1]
Accumulated depreciation	1,039
Date of construction	2004
Date acquired	10/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Bellerive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bellerive
Units	63
Location	Los Angeles, CA
Initial cost [Abstract]
Land	5,401
Buildings and improvements	21,803
Costs capitalized subsequent to acquisition	363
Gross amount carried at close of period [Abstract]
Land and improvements	5,401
Buildings and improvements	22,166
Total	27,567
Accumulated depreciation	325
Date of construction	2011
Date acquired	08/11
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Los Angeles [Member] | Santee Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Santee Village
Units	73
Location	Los Angeles, CA
Initial cost [Abstract]
Land	3,404
Buildings and improvements	15,601
Costs capitalized subsequent to acquisition	641
Gross amount carried at close of period [Abstract]
Land and improvements	3,404
Buildings and improvements	16,241
Total	19,646
Accumulated depreciation	230
Date of construction	2011
Date acquired	07/11
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Simi Valley [Member] | Meadowood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Meadowood
Units	320
Location	Simi Valley, CA
Initial cost [Abstract]
Land	7,852
Buildings and improvements	18,592
Costs capitalized subsequent to acquisition	4,380
Gross amount carried at close of period [Abstract]
Land and improvements	7,898
Buildings and improvements	22,926
Total	30,824	[1]
Accumulated depreciation	11,000
Date of construction	1986
Date acquired	11/96
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Mira Mesa [Member] | Mira Monte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mira Monte
Units	355
Location	Mira Mesa, CA
Initial cost [Abstract]
Land	7,165
Buildings and improvements	28,459
Costs capitalized subsequent to acquisition	7,336
Gross amount carried at close of period [Abstract]
Land and improvements	7,186
Buildings and improvements	35,774
Total	42,960	[1]
Accumulated depreciation	12,507
Date of construction	1982
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Oceanside [Member] | Mission Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mission Hills
Units	282
Location	Oceanside, CA
Initial cost [Abstract]
Land	10,099
Buildings and improvements	38,778
Costs capitalized subsequent to acquisition	3,554
Gross amount carried at close of period [Abstract]
Land and improvements	10,167
Buildings and improvements	42,264
Total	52,431	[1]
Accumulated depreciation	10,092
Date of construction	1984
Date acquired	07/05
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Oceanside [Member] | Country Villas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Country Villas
Units	180
Location	Oceanside, CA
Initial cost [Abstract]
Land	4,174
Buildings and improvements	16,583
Costs capitalized subsequent to acquisition	2,183
Gross amount carried at close of period [Abstract]
Land and improvements	4,187
Buildings and improvements	18,753
Total	22,940	[1]
Accumulated depreciation	6,111
Date of construction	1976
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Lake Forest [Member] | Trabucco Villas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Trabucco Villas
Units	132
Location	Lake Forest, CA
Initial cost [Abstract]
Land	3,638
Buildings and improvements	8,640
Costs capitalized subsequent to acquisition	1,469
Gross amount carried at close of period [Abstract]
Land and improvements	3,890
Buildings and improvements	9,857
Total	13,747	[1]
Accumulated depreciation	4,462
Date of construction	1985
Date acquired	10/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Walnut [Member] | Walnut Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Walnut Heights
Units	163
Location	Walnut, CA
Initial cost [Abstract]
Land	4,858
Buildings and improvements	19,168
Costs capitalized subsequent to acquisition	1,883
Gross amount carried at close of period [Abstract]
Land and improvements	4,887
Buildings and improvements	21,022
Total	25,909	[1]
Accumulated depreciation	5,929
Date of construction	1964
Date acquired	10/03
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Alpine [Member] | Alpine Country [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Alpine Country
Units	108
Location	Alpine, CA
Initial cost [Abstract]
Land	1,741
Buildings and improvements	6,914
Costs capitalized subsequent to acquisition	869
Gross amount carried at close of period [Abstract]
Land and improvements	1,746
Buildings and improvements	7,778
Total	9,524	[1]
Accumulated depreciation	2,413
Date of construction	1986
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Anaheim [Member] | Anavia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Anavia
Units	250
Location	Anaheim, CA
Initial cost [Abstract]
Land	15,925
Buildings and improvements	63,712
Costs capitalized subsequent to acquisition	5,243
Gross amount carried at close of period [Abstract]
Land and improvements	15,925
Buildings and improvements	68,955
Total	84,880	[1]
Accumulated depreciation	2,360
Date of construction	2009
Date acquired	12/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | San Ramon [Member] | Foothill Gardens/Twin Creeks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Foothill Gardens/Twin Creeks
Units	176
Location	San Ramon, CA
Initial cost [Abstract]
Land	5,875
Buildings and improvements	13,992
Costs capitalized subsequent to acquisition	2,514
Gross amount carried at close of period [Abstract]
Land and improvements	5,964
Buildings and improvements	16,418
Total	22,381	[1]
Accumulated depreciation	8,311
Date of construction	1985
Date acquired	02/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Glendale [Member] | 416 on Broadway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	416 on Broadway
Units	115
Location	Glendale, CA
Initial cost [Abstract]
Land	8,557
Buildings and improvements	34,235
Costs capitalized subsequent to acquisition	425
Gross amount carried at close of period [Abstract]
Land and improvements	8,557
Buildings and improvements	34,660
Total	43,217	[1]
Accumulated depreciation	1,207
Date of construction	2009
Date acquired	12/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Glendale [Member] | Hampton Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hampton Court
Units	83
Location	Glendale, CA
Initial cost [Abstract]
Land	2,407
Buildings and improvements	5,672
Costs capitalized subsequent to acquisition	1,843
Gross amount carried at close of period [Abstract]
Land and improvements	2,426
Buildings and improvements	7,496
Total	9,922	[1]
Accumulated depreciation	3,049
Date of construction	1974
Date acquired	06/99
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Santa Clara [Member] | Marina Cove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Marina Cove	[7]
Units	292	[7]
Location	Santa Clara, CA	[7]
Initial cost [Abstract]
Land	5,320	[7]
Buildings and improvements	16,431	[7]
Costs capitalized subsequent to acquisition	6,402	[7]
Gross amount carried at close of period [Abstract]
Land and improvements	5,324	[7]
Buildings and improvements	22,830	[7]
Total	28,153	[1],[7]
Accumulated depreciation	12,103	[7]
Date of construction	1974	[8]
Date acquired	06/94	[8]
Lives, minimum (in years)	3	[7]
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Santa Clara [Member] | 1000 Kiely
Real Estate and Accumulated Depreciation [Line Items]
Property	1000 Kiely
Units	121
Location	Santa Clara, CA
Initial cost [Abstract]
Land	9,359
Buildings and improvements	21,845
Costs capitalized subsequent to acquisition	1,168
Gross amount carried at close of period [Abstract]
Land and improvements	9,359
Buildings and improvements	23,012
Total	32,372
Accumulated depreciation	601
Date of construction	1971
Date acquired	03/11
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Marina Del Rey [Member] | Marina City Club [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Marina City Club	[5]
Units	101	[5]
Location	Marina Del Rey, CA	[5]
Initial cost [Abstract]
Land	0	[5]
Buildings and improvements	28,167	[5]
Costs capitalized subsequent to acquisition	4,845	[5]
Gross amount carried at close of period [Abstract]
Land and improvements	0	[5]
Buildings and improvements	33,012	[5]
Total	33,012	[1],[5]
Accumulated depreciation	9,046	[5]
Date of construction	1971	[7]
Date acquired	01/04	[7]
Lives, minimum (in years)	3	[5]
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Oxnard [Member] | Mariners Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mariners Place
Units	105
Location	Oxnard, CA
Initial cost [Abstract]
Land	1,555
Buildings and improvements	6,103
Costs capitalized subsequent to acquisition	1,600
Gross amount carried at close of period [Abstract]
Land and improvements	1,562
Buildings and improvements	7,697
Total	9,258	[1]
Accumulated depreciation	3,105
Date of construction	1987
Date acquired	05/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Richmond [Member] | San Marcos [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	San Marcos
Units	432
Location	Richmond, CA
Initial cost [Abstract]
Land	15,563
Buildings and improvements	36,204
Costs capitalized subsequent to acquisition	25,997
Gross amount carried at close of period [Abstract]
Land and improvements	22,866
Buildings and improvements	54,898
Total	77,764	[1]
Accumulated depreciation	15,222
Date of construction	2003
Date acquired	11/03
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Fremont [Member] | Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Boulevard
Units	172
Location	Fremont, CA
Initial cost [Abstract]
Land	3,520
Buildings and improvements	8,182
Costs capitalized subsequent to acquisition	9,707
Gross amount carried at close of period [Abstract]
Land and improvements	3,580
Buildings and improvements	17,829
Total	21,409	[1]
Accumulated depreciation	8,521
Date of construction	1978
Date acquired	01/96
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | San Diego [Member] | Bluffs II, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bluffs II, The
Units	224
Location	San Diego, CA
Initial cost [Abstract]
Land	3,405
Buildings and improvements	7,743
Costs capitalized subsequent to acquisition	8,622
Gross amount carried at close of period [Abstract]
Land and improvements	3,442
Buildings and improvements	16,328
Total	19,770	[1]
Accumulated depreciation	4,995
Date of construction	19.74
Date acquired	06/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | San Diego [Member] | Vista Capri - North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Vista Capri - North
Units	106
Location	San Diego, CA
Initial cost [Abstract]
Land	1,663
Buildings and improvements	6,609
Costs capitalized subsequent to acquisition	788
Gross amount carried at close of period [Abstract]
Land and improvements	1,668
Buildings and improvements	7,392
Total	9,060	[1]
Accumulated depreciation	2,228
Date of construction	19.75
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Valley Village [Member] | Allegro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Allegro
Units	96
Location	Valley Village, CA
Initial cost [Abstract]
Land	5,869
Buildings and improvements	23,977
Costs capitalized subsequent to acquisition	792
Gross amount carried at close of period [Abstract]
Land and improvements	5,869
Buildings and improvements	24,769
Total	30,638	[1]
Accumulated depreciation	1,323
Date of construction	2010
Date acquired	10/10
Lives, minimum (in years)	3
Unencumbered Apartment Communities [Member] | CA [Member] | Irvine [Member] | Axis 2300 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Axis 2300
Units	115
Location	Irvine, CA
Initial cost [Abstract]
Land	5,405
Buildings and improvements	33,585
Costs capitalized subsequent to acquisition	438
Gross amount carried at close of period [Abstract]
Land and improvements	5,405
Buildings and improvements	34,023
Total	39,428	[1]
Accumulated depreciation	1,988
Date of construction	2010
Date acquired	08/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Belmont [Member] | Belmont Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Belmont Terrace
Units	71
Location	Belmont, CA
Initial cost [Abstract]
Land	4,446
Buildings and improvements	10,290
Costs capitalized subsequent to acquisition	2,118
Gross amount carried at close of period [Abstract]
Land and improvements	4,473
Buildings and improvements	12,381
Total	16,854	[1]
Accumulated depreciation	2,959
Date of construction	1974
Date acquired	10/06
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Chula Vista [Member] | Cambridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cambridge
Units	40
Location	Chula Vista, CA
Initial cost [Abstract]
Land	497
Buildings and improvements	1,973
Costs capitalized subsequent to acquisition	310
Gross amount carried at close of period [Abstract]
Land and improvements	498
Buildings and improvements	2,281
Total	2,780	[1]
Accumulated depreciation	731
Date of construction	1965
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Chula Vista [Member] | Woodlawn Colonial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Woodlawn Colonial
Units	159
Location	Chula Vista, CA
Initial cost [Abstract]
Land	2,344
Buildings and improvements	9,311
Costs capitalized subsequent to acquisition	1,607
Gross amount carried at close of period [Abstract]
Land and improvements	2,351
Buildings and improvements	10,911
Total	13,262	[1]
Accumulated depreciation	3,178
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Goleta [Member] | CBC Apartments [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	CBC Apartments
Units	148
Location	Goleta, CA
Initial cost [Abstract]
Land	6,283
Buildings and improvements	24,000
Costs capitalized subsequent to acquisition	2,262
Gross amount carried at close of period [Abstract]
Land and improvements	6,288
Buildings and improvements	26,258
Total	32,545	[1]
Accumulated depreciation	5,650
Date of construction	1962
Date acquired	01/06
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Goleta [Member] | Chimney Sweep Apartments [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Chimney Sweep Apartments
Units	91
Location	Goleta, CA
Initial cost [Abstract]
Land	5,558
Buildings and improvements	21,320
Costs capitalized subsequent to acquisition	1,739
Gross amount carried at close of period [Abstract]
Land and improvements	5,618
Buildings and improvements	22,998
Total	28,617	[1]
Accumulated depreciation	5,691
Date of construction	1967
Date acquired	01/06
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Santa Cruz [Member] | Chestnut Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Chestnut Street
Units	96
Location	Santa Cruz, CA
Initial cost [Abstract]
Land	6,582
Buildings and improvements	15,689
Costs capitalized subsequent to acquisition	884
Gross amount carried at close of period [Abstract]
Land and improvements	6,582
Buildings and improvements	16,573
Total	23,155	[1]
Accumulated depreciation	1,967
Date of construction	2002
Date acquired	07/08
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Campbell [Member] | The Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	The Commons
Units	264
Location	Campbell, CA
Initial cost [Abstract]
Land	12,555
Buildings and improvements	29,307
Costs capitalized subsequent to acquisition	3,437
Gross amount carried at close of period [Abstract]
Land and improvements	12,556
Buildings and improvements	32,744
Total	45,299	[1]
Accumulated depreciation	1,710
Date of construction	1973
Date acquired	07/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Pasadena [Member] | Monterra del Sol [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Monterra del Sol
Units	85
Location	Pasadena, CA
Initial cost [Abstract]
Land	2,202
Buildings and improvements	4,794
Costs capitalized subsequent to acquisition	4,937
Gross amount carried at close of period [Abstract]
Land and improvements	2,824
Buildings and improvements	9,108
Total	11,933	[1]
Accumulated depreciation	3,437
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Pasadena [Member] | Monterra del Mar/Rey/Sol [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Monterra del Mar/Rey/Sol
Units	85
Location	Pasadena, CA
Initial cost [Abstract]
Land	2,202
Buildings and improvements	4,794
Costs capitalized subsequent to acquisition	27,732
Gross amount carried at close of period [Abstract]
Land and improvements	8,385
Buildings and improvements	26,344
Total	34,728	[1]
Accumulated depreciation	10,915
Date of construction	1972
Date acquired	04/99
Lives, minimum (in years)	3
Unencumbered Apartment Communities [Member] | CA [Member] | Newport Beach [Member] | Fairways [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fairways	[3]
Units	74	[3]
Location	Newport Beach, CA	[3]
Initial cost [Abstract]
Land	0	[3]
Buildings and improvements	7,850	[3]
Costs capitalized subsequent to acquisition	2,106	[3]
Gross amount carried at close of period [Abstract]
Land and improvements	9	[3]
Buildings and improvements	9,947	[3]
Total	9,956	[1],[3]
Accumulated depreciation	4,112	[3]
Date of construction	1972	[4]
Date acquired	06/99	[4]
Lives, minimum (in years)	3	[3]
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Berkeley [Member] | Fourth & U [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fourth & U
Units	171
Location	Berkeley, CA
Initial cost [Abstract]
Land	8,879
Buildings and improvements	52,351
Costs capitalized subsequent to acquisition	1,272
Gross amount carried at close of period [Abstract]
Land and improvements	8,879
Buildings and improvements	53,622
Total	62,502	[1]
Accumulated depreciation	3,275
Date of construction	2010
Date acquired	04/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | San Mateo [Member] | Hillsdale Garden Apartments [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hillsdale Garden Apartments
Units	697
Location	San Mateo, CA
Initial cost [Abstract]
Land	22,000
Buildings and improvements	94,681
Costs capitalized subsequent to acquisition	13,308
Gross amount carried at close of period [Abstract]
Land and improvements	22,244
Buildings and improvements	107,745
Total	129,989	[1]
Accumulated depreciation	18,625
Date of construction	1948
Date acquired	09/06
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Santa Barbara [Member] | Hope Ranch Collection [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hope Ranch Collection
Units	108
Location	Santa Barbara, CA
Initial cost [Abstract]
Land	4,078
Buildings and improvements	16,877
Costs capitalized subsequent to acquisition	2,011
Gross amount carried at close of period [Abstract]
Land and improvements	4,208
Buildings and improvements	18,758
Total	22,966	[1]
Accumulated depreciation	2,645
Date of construction	1965
Date acquired	03/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Ventura [Member] | Lofts at Pinehurst, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Lofts at Pinehurst, The
Units	118
Location	Ventura, CA
Initial cost [Abstract]
Land	1,570
Buildings and improvements	3,912
Costs capitalized subsequent to acquisition	3,852
Gross amount carried at close of period [Abstract]
Land and improvements	1,618
Buildings and improvements	7,715
Total	9,334	[1]
Accumulated depreciation	3,120
Date of construction	1971
Date acquired	06/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Ventura [Member] | Pinehurst [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pinehurst	[8]
Units	28	[8]
Location	Ventura, CA	[8]
Initial cost [Abstract]
Land	355	[8]
Buildings and improvements	1,356	[8]
Costs capitalized subsequent to acquisition	364	[8]
Gross amount carried at close of period [Abstract]
Land and improvements	6	[8]
Buildings and improvements	2,069	[8]
Total	2,075	[1],[8]
Accumulated depreciation	628	[8]
Date of construction	1973	[6]
Date acquired	12/04	[6]
Lives, minimum (in years)	3	[8]
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Ventura [Member] | Woodside Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Woodside Village
Units	145
Location	Ventura, CA
Initial cost [Abstract]
Land	5,331
Buildings and improvements	21,036
Costs capitalized subsequent to acquisition	2,412
Gross amount carried at close of period [Abstract]
Land and improvements	5,341
Buildings and improvements	23,439
Total	28,779	[1]
Accumulated depreciation	5,706
Date of construction	1987
Date acquired	12/04
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Clairemont [Member] | Mesa Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mesa Village
Units	133
Location	Clairemont, CA
Initial cost [Abstract]
Land	1,888
Buildings and improvements	7,498
Costs capitalized subsequent to acquisition	935
Gross amount carried at close of period [Abstract]
Land and improvements	1,894
Buildings and improvements	8,428
Total	10,321	[1]
Accumulated depreciation	2,536
Date of construction	1963
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | San Francisco [Member] | Mt. Sutro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mt. Sutro
Units	99
Location	San Francisco, CA
Initial cost [Abstract]
Land	2,334
Buildings and improvements	8,507
Costs capitalized subsequent to acquisition	2,504
Gross amount carried at close of period [Abstract]
Land and improvements	2,809
Buildings and improvements	10,536
Total	13,345	[1]
Accumulated depreciation	4,445
Date of construction	1973
Date acquired	06/01
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Encino [Member] | Regency at Encino [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Regency at Encino
Units	75
Location	Encino, CA
Initial cost [Abstract]
Land	3,184
Buildings and improvements	12,737
Costs capitalized subsequent to acquisition	1,094
Gross amount carried at close of period [Abstract]
Land and improvements	3,184
Buildings and improvements	13,830
Total	17,014	[1]
Accumulated depreciation	1,099
Date of construction	1989
Date acquired	12/09
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Spring Valley [Member] | Shadow Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Shadow Point
Units	172
Location	Spring Valley, CA
Initial cost [Abstract]
Land	2,812
Buildings and improvements	11,170
Costs capitalized subsequent to acquisition	1,666
Gross amount carried at close of period [Abstract]
Land and improvements	2,820
Buildings and improvements	12,828
Total	15,648	[1]
Accumulated depreciation	4,062
Date of construction	1983
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Oakland [Member] | The Grand [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	The Grand
Units	238
Location	Oakland, CA
Initial cost [Abstract]
Land	4,531
Buildings and improvements	89,208
Costs capitalized subsequent to acquisition	3,756
Gross amount carried at close of period [Abstract]
Land and improvements	4,531
Buildings and improvements	92,963
Total	97,495	[1]
Accumulated depreciation	9,851
Date of construction	2009
Date acquired	01/09
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | El Cajon [Member] | Tierra del Sol/Norte [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Tierra del Sol/Norte
Units	156
Location	El Cajon, CA
Initial cost [Abstract]
Land	2,455
Buildings and improvements	9,753
Costs capitalized subsequent to acquisition	1,032
Gross amount carried at close of period [Abstract]
Land and improvements	2,463
Buildings and improvements	10,778
Total	13,240	[1]
Accumulated depreciation	3,440
Date of construction	1969
Date acquired	12/02
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Tracy [Member] | Tuscana [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Tuscana
Units	30
Location	Tracy, CA
Initial cost [Abstract]
Land	2,828
Buildings and improvements	6,599
Costs capitalized subsequent to acquisition	156
Gross amount carried at close of period [Abstract]
Land and improvements	2,870
Buildings and improvements	6,712
Total	9,583	[1]
Accumulated depreciation	1,036
Date of construction	2007
Date acquired	02/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | CA [Member] | Hollywood [Member] | Muse [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Muse	[6]
Units	152	[6]
Location	Hollywood, CA	[6]
Initial cost [Abstract]
Land	39,100	[6]
Buildings and improvements	0	[6]
Costs capitalized subsequent to acquisition	2,697	[6]
Gross amount carried at close of period [Abstract]
Land and improvements	7,823	[6]
Buildings and improvements	33,974	[6]
Total	41,797	[1],[6]
Accumulated depreciation	1,410	[6]
Date of construction	11/10
Date acquired	09/10
Lives, minimum (in years)	3	[6]
Unencumbered Apartment Communities [Member] | WA [Member] | Newcastle [Member] | Castle Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Castle Creek
Units	216
Location	Newcastle, WA
Initial cost [Abstract]
Land	4,149
Buildings and improvements	16,028
Costs capitalized subsequent to acquisition	1,925
Gross amount carried at close of period [Abstract]
Land and improvements	4,833
Buildings and improvements	17,269
Total	22,102	[1]
Accumulated depreciation	8,526
Date of construction	1997
Date acquired	12/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Renton [Member] | Forest View [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Forest View
Units	192
Location	Renton, WA
Initial cost [Abstract]
Land	3,731
Buildings and improvements	14,530
Costs capitalized subsequent to acquisition	979
Gross amount carried at close of period [Abstract]
Land and improvements	3,731
Buildings and improvements	15,509
Total	19,240	[1]
Accumulated depreciation	4,524
Date of construction	1998
Date acquired	10/03
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Seattle [Member] | Cairns, The [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cairns, The
Units	100
Location	Seattle, WA
Initial cost [Abstract]
Land	6,937
Buildings and improvements	20,679
Costs capitalized subsequent to acquisition	240
Gross amount carried at close of period [Abstract]
Land and improvements	6,939
Buildings and improvements	20,917
Total	27,856	[1]
Accumulated depreciation	3,215
Date of construction	2006
Date acquired	06/07
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Seattle [Member] | Joule [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Joule
Units	295
Location	Seattle, WA
Initial cost [Abstract]
Land	14,558
Buildings and improvements	69,417
Costs capitalized subsequent to acquisition	1,910
Gross amount carried at close of period [Abstract]
Land and improvements	14,558
Buildings and improvements	71,327
Total	85,885	[1]
Accumulated depreciation	4,467
Date of construction	2010
Date acquired	03/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Seattle [Member] | Fountain Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fountain Court
Units	320
Location	Seattle, WA
Initial cost [Abstract]
Land	6,702
Buildings and improvements	27,306
Costs capitalized subsequent to acquisition	2,741
Gross amount carried at close of period [Abstract]
Land and improvements	6,985
Buildings and improvements	29,764
Total	36,749	[1]
Accumulated depreciation	12,332
Date of construction	2000
Date acquired	03/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Seattle [Member] | Linden Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Linden Square
Units	183
Location	Seattle, WA
Initial cost [Abstract]
Land	4,374
Buildings and improvements	11,588
Costs capitalized subsequent to acquisition	1,721
Gross amount carried at close of period [Abstract]
Land and improvements	4,202
Buildings and improvements	13,481
Total	17,683	[1]
Accumulated depreciation	5,091
Date of construction	1994
Date acquired	06/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Bothell [Member] | Salmon Run at Perry Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Salmon Run at Perry Creek
Units	132
Location	Bothell, WA
Initial cost [Abstract]
Land	3,717
Buildings and improvements	11,483
Costs capitalized subsequent to acquisition	864
Gross amount carried at close of period [Abstract]
Land and improvements	3,801
Buildings and improvements	12,263
Total	16,064	[1]
Accumulated depreciation	4,541
Date of construction	2000
Date acquired	10/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Cedar Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cedar Terrace
Units	180
Location	Bellevue, WA
Initial cost [Abstract]
Land	5,543
Buildings and improvements	16,442
Costs capitalized subsequent to acquisition	3,347
Gross amount carried at close of period [Abstract]
Land and improvements	5,652
Buildings and improvements	19,679
Total	25,332	[1]
Accumulated depreciation	5,295
Date of construction	1984
Date acquired	01/05
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Foothill Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Foothill Commons
Units	360
Location	Bellevue, WA
Initial cost [Abstract]
Land	2,435
Buildings and improvements	9,821
Costs capitalized subsequent to acquisition	28,563
Gross amount carried at close of period [Abstract]
Land and improvements	2,440
Buildings and improvements	38,378
Total	40,819	[1]
Accumulated depreciation	15,129
Date of construction	1978
Date acquired	03/90
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Bellevue [Member] | Woodland Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Woodland Commons
Units	236
Location	Bellevue, WA
Initial cost [Abstract]
Land	2,040
Buildings and improvements	8,727
Costs capitalized subsequent to acquisition	9,235
Gross amount carried at close of period [Abstract]
Land and improvements	2,044
Buildings and improvements	17,958
Total	20,002	[1]
Accumulated depreciation	8,915
Date of construction	1978
Date acquired	03/90
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Redmond [Member] | Delano [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Delano
Units	126
Location	Redmond, WA
Initial cost [Abstract]
Land	3,527
Buildings and improvements	10,600
Costs capitalized subsequent to acquisition	0
Gross amount carried at close of period [Abstract]
Land and improvements	3,527
Buildings and improvements	10,600
Total	14,127
Accumulated depreciation	15
Date of construction	2005
Date acquired	12/11
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Kirkland [Member] | Bridle Trails [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bridle Trails
Units	108
Location	Kirkland, WA
Initial cost [Abstract]
Land	1,500
Buildings and improvements	5,930
Costs capitalized subsequent to acquisition	4,922
Gross amount carried at close of period [Abstract]
Land and improvements	1,531
Buildings and improvements	10,821
Total	12,352	[1]
Accumulated depreciation	4,656
Date of construction	1986
Date acquired	10/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Kirkland [Member] | Corbella at Juanita Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Corbella at Juanita Bay
Units	169
Location	Kirkland, WA
Initial cost [Abstract]
Land	5,801
Buildings and improvements	17,415
Costs capitalized subsequent to acquisition	645
Gross amount carried at close of period [Abstract]
Land and improvements	5,801
Buildings and improvements	18,060
Total	23,861	[1]
Accumulated depreciation	706
Date of construction	1978
Date acquired	11/10
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Unencumbered Apartment Communities [Member] | WA [Member] | Mill Creek [Member] | The Laurels at Mill Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	The Laurels at Mill Creek
Units	164
Location	Mill Creek, WA
Initial cost [Abstract]
Land	1,559
Buildings and improvements	6,430
Costs capitalized subsequent to acquisition	4,472
Gross amount carried at close of period [Abstract]
Land and improvements	1,595
Buildings and improvements	10,866
Total	12,461	[1]
Accumulated depreciation	4,872
Date of construction	1981
Date acquired	12/96
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Office Buildings [Member] | CA [Member] | Los Angeles [Member] | Essex Hollywood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Essex Hollywood
Rentable Square Footage	35,000
Location	Los Angeles, CA
Initial cost [Abstract]
Land	10,200
Buildings and improvements	13,800
Costs capitalized subsequent to acquisition	2,154
Gross amount carried at close of period [Abstract]
Land and improvements	10,200
Buildings and improvements	15,954
Total	26,154	[1]
Accumulated depreciation	3,740
Date of construction	1938
Date acquired	07/06
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Office Buildings [Member] | CA [Member] | Woodland Hills [Member] | 22120 Clarendon [Member]
Gross amount carried at close of period [Abstract]
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Office Buildings [Member] | CA [Member] | Santa Clara [Member] | Santa Clara Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Santa Clara Square
Rentable Square Footage	139,000
Location	Santa Clara, CA
Encumbrance	10,388
Initial cost [Abstract]
Land	6,472
Buildings and improvements	11,704
Costs capitalized subsequent to acquisition	1,670
Gross amount carried at close of period [Abstract]
Land and improvements	6,472
Buildings and improvements	13,374
Total	19,846	[1]
Accumulated depreciation	734
Date of construction	1970
Date acquired	09/11
Lives, minimum (in years)	3
Lives , maximum (in years)	- 30
Office Buildings [Member] | CA [Member] | Irvine [Member] | 17461 Derian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	17461 Derian
Rentable Square Footage	110,000
Location	Irvine, CA
Initial cost [Abstract]
Land	3,079
Buildings and improvements	12,315
Costs capitalized subsequent to acquisition	5,713
Gross amount carried at close of period [Abstract]
Land and improvements	3,105
Buildings and improvements	18,002
Total	21,107	[1]
Accumulated depreciation	8,254
Date of construction	1983
Date acquired	07/00
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Office Buildings [Member] | CA [Member] | Palo Alto [Member] | 925/935 East Meadow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	925/935 East Meadow
Rentable Square Footage	31,900
Location	Palo Alto, CA
Initial cost [Abstract]
Land	1,401
Buildings and improvements	3,172
Costs capitalized subsequent to acquisition	7,985
Gross amount carried at close of period [Abstract]
Land and improvements	3,147
Buildings and improvements	9,411
Total	12,558	[1]
Accumulated depreciation	3,173
Date of construction	1988
Date acquired	11/97
Lives, minimum (in years)	3
Lives , maximum (in years)	30
Other Real Estate Assets [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	5,648
Initial cost [Abstract]
Land	25,139
Buildings and improvements	0
Costs capitalized subsequent to acquisition	19,147
Gross amount carried at close of period [Abstract]
Land and improvements	44,280
Buildings and improvements	0
Total	44,280	[1]
Accumulated depreciation	$ 0

[1]	The aggregate cost for federal income tax purposes is approximately $2.80 billion (unaudited).
[2]	The land is leased pursuant to a ground lease expiring 2082.
[3]	The land is leased pursuant to a ground lease expiring 2027.
[4]	The land is leased pursuant to a ground lease expiring 2070.
[5]	The land is leased pursuant to a ground lease expiring 2067.
[6]	All construction costs are reflected as real estate under development in the Company's consolidated balance sheets during active development, or the project is in lease-up.
[7]	A portion of land is leased pursuant to a ground lease expiring in 2028.
[8]	The land is leased pursuant to a ground lease expiring in 2028.